Commitments and Contingencies (Details) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 17, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 12, 2022	Jun. 01, 2022
Commitments and Contingencies (Details) [Line Items]
Preferred stock shares authorized		20,000,000	20,000,000		20,000,000	20,000,000
Selling, general and administrative			$ 500,000	$ 1,600,000	$ 1,900,000	$ 10,500,000	$ 25,300,000
Operating lease, expense					$ 700,000	$ 1,100,000	$ 800,000
Palo Alto Aadministrative Facility [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term									26 months
Product Development Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement expiration date		Oct. 02, 2028	Oct. 02, 2028
Agreement expiration term		10 years	10 years
Agreement automatic renewal period on expiration of initial term		1 year	1 year
Notice of termination period for cancellation of automatic renewal		6 months	6 months
Termination of aggrement notice period for a request to cure material breach of the agreement		180 days	180 days
Threshold minimum percentage of sales		5.00%	5.00%
Exclusive Distribution Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement expiration term		3 years	3 years
Percentage of annual adjustment to fees		3.00%	3.00%
Project Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Notice period for termination of work order		90 days	90 days
Work order implementation fee		$ 59,000	$ 59,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Leases remaining lease terms		2 years 8 months 12 days			2 years 8 months 12 days
Lessee, Operating Lease, renewal term		3 years			3 years
Minimum [Member] | Product Development Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of aggregate royality payments		25.00%	25.00%
Minimum [Member] | Exclusive Distribution Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of distribution fee received over the period		1.00%	1.00%
Minimum [Member] | Project Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Sales operations services monthly fee		$ 63,700	$ 63,700		$ 63,700
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Leases remaining lease terms		2 years 10 months 24 days			2 years 10 months 24 days
Lessee, Operating Lease, renewal term		5 years			5 years
Maximum [Member] | Product Development Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of aggregate royality payments		35.00%	35.00%
Maximum [Member] | Exclusive Distribution Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of distribution fee received over the period		2.00%	2.00%
Maximum [Member] | Project Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Sales operations services monthly fee		$ 65,800	$ 65,800		$ 65,800
Vickers Vantage [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description			The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000.		The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000.
Preferred stock shares authorized		1,000,000	1,000,000		1,000,000	1,000,000
Merger consideration description			The total consideration to be paid to the holders of Scilex common stock at Closing (the “Merger Consideration”) by VCKA twill be an amount equal to the quotient of (a) the sum of (i) $1,500,000,000 minus (ii) the aggregate amount of Scilex long term debt excluding intercompany debt owed to Sorrento existing as of immediately prior to the date of the closing of the transaction (the “Closing Date”); divided by (b) $10.00, and will be payable in shares of common stock, par value $0.0001 per shares, of VCKA upon its domestication in Delaware (“VCKA Common Stock”).
Common stock aggregate value (in Dollars)			$ 1,500,000,000
Net tangible assets (in Dollars)		$ 5,000,001	$ 5,000,001		$ 5,000,001
Aggregate percentage	75.00%
Warrants percentage	40.00%
Balance in the trust account (in Dollars)	$ 25,000,000
Deferred underwriting commission percentage	50.00%
Underwriting commission payable percentage	50.00%
Vickers Vantage [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Preferred stock shares authorized			20,000,000
Stock authority to issue			750,000,000
Vickers Vantage [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Preferred stock shares authorized			45,000,000
Stock authority to issue			785,000,000
Vickers Vantage [Member] | Series A Preferred Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Preferred Stock shares			1
Series A preferred stock, par value (in Dollars per share)								$ 0.0001
Vickers Vantage [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination, description			The maximum number of shares of New Scilex Series A Preferred Stock and New Scilex Common Stock to be issued to the holders of Scilex Preferred Stock at the Closing shall not exceed 31,000,000 and 3,100,000, respectively, such newly issued shares being collectively referred to herein as the “Preferred Consideration”. It is anticipated that upon completion of the Business Combination, if none of the 9,726,395 VCKA Ordinary Shares are redeemed, VCKA’s public shareholders would retain an ownership interest of approximately 5.6% in New Scilex, the Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 2.2% of New Scilex, and the Scilex stockholders will own approximately (i) 77.2% of New Scilex in the form of New Scilex Common Stock and (ii) 15.0% of New Scilex in the form of New Scilex Series A Preferred Stock.
Vickers Vantage [Member] | Scilex Common Stock [Member] | Series A Preferred Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Preferred Stock, par value (in Dollars per share)			$ 0.0001